S-K 1602(a)(3) Forepart, Sponsor Compensation	Sep. 11, 2025 $ / shares shares
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	1,725,000
Warrants [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	3,575,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 11.5